Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$ 34,754	$ 95,068	$ 114,432	$ 25,916
Restricted cash	167	80	80	30
Total cash, cash equivalents and restricted cash	$ 34,921	$ 95,148	$ 114,512	$ 25,946	$ 40,162